Supplement to the
Fidelity® Systematic Municipal Bond Index ETF
December 27, 2024
Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
SMBI-PSTK-0225-100 1.9919545.100	February 7, 2025